American Century Investments®
Quarterly Portfolio Holdings
Small Company Fund
March 31, 2025

Small Company - Schedule of Investments
MARCH 31, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.5%
Aerospace and Defense — 0.2%
Ducommun, Inc.(1)	2,272	131,844
V2X, Inc.(1)	4,375	214,594
		346,438
Automobile Components — 0.4%
Adient PLC(1)	4,798	61,702
American Axle & Manufacturing Holdings, Inc.(1)	45,226	184,070
Visteon Corp.(1)	4,795	372,188
		617,960
Banks — 8.7%
Bank of NT Butterfield & Son Ltd.	20,491	797,510
BankUnited, Inc.	25,314	871,814
Byline Bancorp, Inc.	13,498	353,108
Cadence Bank	5,793	175,875
Eagle Bancorp, Inc.	7,657	160,797
First BanCorp	22,321	427,894
First Busey Corp.	5,189	112,082
First Financial Bancorp	31,827	795,038
Fulton Financial Corp.	40,623	734,870
Hanmi Financial Corp.	15,369	348,262
Heritage Financial Corp.	10,721	260,842
Home BancShares, Inc.	12,871	363,863
Hope Bancorp, Inc.	45,618	477,620
Horizon Bancorp, Inc.	18,885	284,786
International Bancshares Corp.	6,049	381,450
Mercantile Bank Corp.	7,626	331,273
Metropolitan Bank Holding Corp.(1)	1,640	91,824
National Bank Holdings Corp., Class A	13,555	518,750
Northwest Bancshares, Inc.	26,213	315,080
OFG Bancorp	16,141	645,963
Old Second Bancorp, Inc.	14,803	246,322
Pathward Financial, Inc.	7,909	576,962
Peoples Bancorp, Inc.	15,300	453,798
Popular, Inc.	3,739	345,371
QCR Holdings, Inc.	6,509	464,222
Tompkins Financial Corp.	4,331	272,766
TriCo Bancshares	9,078	362,848
Veritex Holdings, Inc.	10,690	266,929
WesBanco, Inc.	14,486	448,487
		11,886,406
Beverages — 0.6%
Celsius Holdings, Inc.(1)	12,369	440,584
Coca-Cola Consolidated, Inc.	250	337,500
		778,084
Biotechnology — 7.8%
ACADIA Pharmaceuticals, Inc.(1)	72,605	1,205,969
ADMA Biologics, Inc.(1)	84,025	1,667,056
Aurinia Pharmaceuticals, Inc.(1)	68,381	549,783
BioCryst Pharmaceuticals, Inc.(1)	135,911	1,019,332

Exelixis, Inc.(1)	45,850	1,692,782
Kiniksa Pharmaceuticals International PLC(1)	20,333	451,596
MannKind Corp.(1)	135,550	681,816
Protagonist Therapeutics, Inc.(1)	15,333	741,504
PTC Therapeutics, Inc.(1)	25,666	1,307,939
Rhythm Pharmaceuticals, Inc.(1)	13,282	703,548
Veracyte, Inc.(1)	10,572	313,460
Zymeworks, Inc.(1)	27,205	324,012
		10,658,797
Building Products — 1.8%
American Woodmark Corp.(1)	3,660	215,318
Apogee Enterprises, Inc.	11,474	531,590
Janus International Group, Inc.(1)	65,795	473,724
Resideo Technologies, Inc.(1)	21,668	383,524
UFP Industries, Inc.	7,808	835,768
		2,439,924
Capital Markets — 3.4%
Acadian Asset Management, Inc.	13,830	357,644
Cohen & Steers, Inc.	13,852	1,111,623
Hamilton Lane, Inc., Class A	9,100	1,352,897
PJT Partners, Inc., Class A	11,981	1,651,940
Stifel Financial Corp.	129	12,160
Victory Capital Holdings, Inc., Class A	2,030	117,476
		4,603,740
Chemicals — 1.1%
Ecovyst, Inc.(1)	42,275	262,105
Orion SA	19,188	248,101
Scotts Miracle-Gro Co.	19,259	1,057,126
		1,567,332
Commercial Services and Supplies — 2.0%
ABM Industries, Inc.	8,419	398,724
BrightView Holdings, Inc.(1)	9,280	119,155
Brink's Co.	4,298	370,316
Cimpress PLC(1)	5,244	237,186
CoreCivic, Inc.(1)	26,171	531,009
Deluxe Corp.	12,617	199,475
MillerKnoll, Inc.	20,179	386,226
Steelcase, Inc., Class A	47,110	516,326
		2,758,417
Communications Equipment — 2.3%
ADTRAN Holdings, Inc.(1)	38,904	339,243
Calix, Inc.(1)	30,067	1,065,574
CommScope Holding Co., Inc.(1)	13,666	72,566
Extreme Networks, Inc.(1)	23,694	313,472
NetScout Systems, Inc.(1)	34,969	734,699
Viavi Solutions, Inc.(1)	55,657	622,802
		3,148,356
Construction and Engineering — 2.4%
EMCOR Group, Inc.	2,541	939,230
Granite Construction, Inc.	12,934	975,223
IES Holdings, Inc.(1)	394	65,053
Sterling Infrastructure, Inc.(1)	9,494	1,074,816
Tutor Perini Corp.(1)	9,638	223,409
		3,277,731

Consumer Finance — 0.5%
FirstCash Holdings, Inc.	3,947	474,903
OneMain Holdings, Inc.	3,269	159,789
		634,692
Consumer Staples Distribution & Retail — 1.9%
Andersons, Inc.	6,945	298,149
SpartanNash Co.	21,261	430,748
Sprouts Farmers Market, Inc.(1)	8,275	1,263,096
United Natural Foods, Inc.(1)	13,704	375,352
Weis Markets, Inc.	3,616	278,613
		2,645,958
Diversified Consumer Services — 1.9%
Coursera, Inc.(1)	57,731	384,489
Frontdoor, Inc.(1)	29,043	1,115,832
Graham Holdings Co., Class B	433	416,052
Perdoceo Education Corp.	10,304	259,455
Udemy, Inc.(1)	47,458	368,274
		2,544,102
Diversified REITs — 0.4%
American Assets Trust, Inc.	25,100	505,514
Diversified Telecommunication Services — 0.9%
Globalstar, Inc.(1)(2)	23,471	489,605
IDT Corp., Class B	7,337	376,461
Liberty Latin America Ltd., Class C(1)	50,831	315,661
		1,181,727
Electric Utilities — 0.2%
ALLETE, Inc.	1,745	114,646
MGE Energy, Inc.	1,277	118,710
		233,356
Electrical Equipment — 1.3%
American Superconductor Corp.(1)	8,937	162,117
Array Technologies, Inc.(1)	64,246	312,878
EnerSys	2,475	226,661
Powell Industries, Inc.	4,765	811,622
Vicor Corp.(1)	6,442	301,357
		1,814,635
Electronic Equipment, Instruments and Components — 1.5%
Arlo Technologies, Inc.(1)	49,039	484,015
Benchmark Electronics, Inc.	12,959	492,831
FARO Technologies, Inc.(1)	10,393	283,729
PC Connection, Inc.	5,414	337,942
ScanSource, Inc.(1)	4,476	152,228
TTM Technologies, Inc.(1)	15,555	319,033
		2,069,778
Energy Equipment and Services — 1.1%
ProPetro Holding Corp.(1)	51,862	381,186
Select Water Solutions, Inc.	53,060	557,130
Weatherford International PLC	11,623	622,411
		1,560,727
Entertainment — 0.3%
Playtika Holding Corp.	82,111	424,514
Financial Services — 2.4%
Essent Group Ltd.	12,327	711,514
Flywire Corp.(1)	26,931	255,845

NMI Holdings, Inc., Class A(1)	11,100	400,155
Paysafe Ltd.(1)	16,417	257,583
Radian Group, Inc.	19,408	641,823
Remitly Global, Inc.(1)	49,843	1,036,734
		3,303,654
Food Products — 0.7%
Dole PLC	16,976	245,303
Fresh Del Monte Produce, Inc.	7,864	242,447
Lancaster Colony Corp.	1,161	203,175
Vital Farms, Inc.(1)	7,507	228,739
		919,664
Gas Utilities — 0.4%
Spire, Inc.	6,656	520,832
Ground Transportation — 0.6%
Lyft, Inc., Class A(1)	32,550	386,369
Ryder System, Inc.	2,889	415,467
		801,836
Health Care Equipment and Supplies — 2.7%
AtriCure, Inc.(1)	16,872	544,291
Avanos Medical, Inc.(1)	23,387	335,136
Axogen, Inc.(1)	29,901	553,168
Inmode Ltd.(1)	17,450	309,563
Lantheus Holdings, Inc.(1)	7,287	711,211
LivaNova PLC(1)	8,175	321,114
Merit Medical Systems, Inc.(1)	3,094	327,067
Omnicell, Inc.(1)	15,142	529,364
Tandem Diabetes Care, Inc.(1)	4,193	80,338
		3,711,252
Health Care Providers and Services — 4.5%
AdaptHealth Corp.(1)	46,450	503,518
Addus HomeCare Corp.(1)	4,786	473,288
Castle Biosciences, Inc.(1)	12,786	255,976
Hims & Hers Health, Inc.(1)	50,299	1,486,335
Option Care Health, Inc.(1)	49,693	1,736,770
Owens & Minor, Inc.(1)	37,123	335,221
Pediatrix Medical Group, Inc.(1)	43,870	635,676
Progyny, Inc.(1)	34,431	769,189
		6,195,973
Health Care REITs — 0.5%
CareTrust REIT, Inc.	18,637	532,645
Diversified Healthcare Trust	83,979	201,550
		734,195
Health Care Technology — 0.9%
Phreesia, Inc.(1)	25,598	654,285
Teladoc Health, Inc.(1)	64,858	516,270
		1,170,555
Hotel & Resort REITs — 1.4%
DiamondRock Hospitality Co.	92,518	714,239
Ryman Hospitality Properties, Inc.	13,424	1,227,491
		1,941,730
Hotels, Restaurants and Leisure — 1.4%
Despegar.com Corp.(1)(2)	4,606	86,547
Global Business Travel Group I(1)	62,687	455,107
Monarch Casino & Resort, Inc.	6,781	527,223

Rush Street Interactive, Inc.(1)	39,194	420,160
Super Group SGHC Ltd.	56,073	361,110
Texas Roadhouse, Inc.	727	121,140
		1,971,287
Household Durables — 4.0%
Cavco Industries, Inc.(1)	3,805	1,977,192
Champion Homes, Inc.(1)	10,100	957,076
Installed Building Products, Inc.	2,401	411,675
KB Home	9,156	532,147
La-Z-Boy, Inc.	7,585	296,498
M/I Homes, Inc.(1)	3,814	435,483
Taylor Morrison Home Corp.(1)	13,906	834,916
		5,444,987
Industrial REITs — 0.3%
Innovative Industrial Properties, Inc.	4,274	231,181
Plymouth Industrial REIT, Inc.	7,120	116,056
		347,237
Insurance — 5.2%
CNO Financial Group, Inc.	15,566	648,324
Employers Holdings, Inc.	10,569	535,214
Goosehead Insurance, Inc., Class A	10,206	1,204,920
Horace Mann Educators Corp.	15,708	671,203
Kinsale Capital Group, Inc.	3,723	1,812,021
Palomar Holdings, Inc.(1)	15,283	2,094,994
Stewart Information Services Corp.	2,290	163,392
		7,130,068
Interactive Media and Services — 1.5%
Cargurus, Inc.(1)	24,350	709,316
Match Group, Inc.	5,652	176,342
Vimeo, Inc.(1)	88,662	466,362
Yelp, Inc.(1)	17,823	659,986
		2,012,006
IT Services — 0.5%
DXC Technology Co.(1)	28,378	483,845
Grid Dynamics Holdings, Inc.(1)	14,775	231,229
		715,074
Life Sciences Tools and Services — 0.4%
Mesa Laboratories, Inc.	4,323	512,967
Machinery — 2.0%
Blue Bird Corp.(1)	20,409	660,639
Kennametal, Inc.	6,159	131,187
Mueller Industries, Inc.	20,110	1,531,175
Proto Labs, Inc.(1)	13,147	460,671
		2,783,672
Marine Transportation — 0.7%
Matson, Inc.	7,125	913,211
Media — 0.3%
Magnite, Inc.(1)	36,189	412,916
Metals and Mining — 1.1%
Alpha Metallurgical Resources, Inc.(1)	4,788	599,697
Commercial Metals Co.	6,188	284,710
Constellium SE(1)	46,408	468,257
SunCoke Energy, Inc.	11,196	103,003
		1,455,667

Multi-Utilities — 0.8%
Avista Corp.	27,463	1,149,876
Office REITs — 0.5%
Brandywine Realty Trust	88,406	394,291
Easterly Government Properties, Inc.	9,085	96,301
Paramount Group, Inc.	49,749	213,920
		704,512
Oil, Gas and Consumable Fuels — 2.3%
Civitas Resources, Inc.	6,950	242,486
DHT Holdings, Inc.	55,781	585,701
HF Sinclair Corp.	4,682	153,944
Magnolia Oil & Gas Corp., Class A	8,748	220,974
Par Pacific Holdings, Inc.(1)	6,348	90,522
REX American Resources Corp.(1)	3,235	121,539
Scorpio Tankers, Inc.	22,248	836,080
Teekay Tankers Ltd., Class A	12,553	480,403
World Kinect Corp.	15,748	446,613
		3,178,262
Pharmaceuticals — 1.3%
Axsome Therapeutics, Inc.(1)	6,630	773,257
Harmony Biosciences Holdings, Inc.(1)	12,626	419,057
Pacira BioSciences, Inc.(1)	22,769	565,809
		1,758,123
Professional Services — 3.3%
CRA International, Inc.	1,191	206,281
Heidrick & Struggles International, Inc.	8,199	351,163
Legalzoom.com, Inc.(1)	65,569	564,549
Maximus, Inc.	14,918	1,017,258
Planet Labs PBC(1)	75,575	255,444
Upwork, Inc.(1)	29,938	390,691
Verra Mobility Corp.(1)	34,727	781,705
WNS Holdings Ltd.(1)	16,322	1,003,640
		4,570,731
Real Estate Management and Development — 1.3%
Compass, Inc., Class A(1)	118,292	1,032,689
Cushman & Wakefield PLC(1)	30,734	314,101
eXp World Holdings, Inc.(2)	42,506	415,709
		1,762,499
Residential REITs — 0.2%
Apartment Investment & Management Co., Class A	26,848	236,262
Semiconductors and Semiconductor Equipment — 1.8%
Amkor Technology, Inc.	18,074	326,416
Cirrus Logic, Inc.(1)	13,681	1,363,380
FormFactor, Inc.(1)	5,240	148,240
Impinj, Inc.(1)	2,260	204,982
Onto Innovation, Inc.(1)	752	91,248
Rambus, Inc.(1)	6,647	344,148
		2,478,414
Software — 8.2%
Alarm.com Holdings, Inc.(1)	5,849	325,497
Appfolio, Inc., Class A(1)	2,834	623,197
Appian Corp., Class A(1)	4,664	134,370
BlackLine, Inc.(1)	6,713	325,043
Blend Labs, Inc., Class A(1)	128,385	430,090

Box, Inc., Class A(1)	47,938	1,479,367
Clear Secure, Inc., Class A	18,727	485,217
Commvault Systems, Inc.(1)	3,861	609,111
LiveRamp Holdings, Inc.(1)	30,214	789,794
PagerDuty, Inc.(1)	33,482	611,716
Pegasystems, Inc.	7,858	546,288
PROS Holdings, Inc.(1)	3,661	69,669
Q2 Holdings, Inc.(1)	15,284	1,222,873
Rapid7, Inc.(1)	17,501	463,952
RingCentral, Inc., Class A(1)	30,440	753,694
SPS Commerce, Inc.(1)	4,228	561,182
Tenable Holdings, Inc.(1)	15,512	542,610
UiPath, Inc., Class A(1)	6,114	62,974
Unity Software, Inc.(1)(2)	12,143	237,881
Yext, Inc.(1)	53,942	332,283
Zeta Global Holdings Corp., Class A(1)	45,245	613,522
		11,220,330
Specialized REITs — 0.2%
Outfront Media, Inc.	14,164	228,607
Uniti Group, Inc.	12,882	64,925
		293,532
Specialty Retail — 2.0%
Abercrombie & Fitch Co., Class A(1)	7,128	544,365
American Eagle Outfitters, Inc.	42,315	491,700
Carvana Co.(1)	182	38,053
Group 1 Automotive, Inc.	1,168	446,118
RealReal, Inc.(1)	51,414	277,121
Upbound Group, Inc.	9,395	225,104
Warby Parker, Inc., Class A(1)	36,491	665,231
		2,687,692
Textiles, Apparel and Luxury Goods — 1.1%
Crocs, Inc.(1)	9,086	964,933
G-III Apparel Group Ltd.(1)	20,214	552,853
		1,517,786
Trading Companies and Distributors — 3.6%
BlueLinx Holdings, Inc.(1)	2,797	209,719
Boise Cascade Co.	6,328	620,713
Core & Main, Inc., Class A(1)	20,990	1,014,027
DNOW, Inc.(1)	64,320	1,098,586
DXP Enterprises, Inc.(1)	3,548	291,858
MRC Global, Inc.(1)	43,441	498,703
WESCO International, Inc.	8,159	1,267,093
		5,000,699
Wireless Telecommunication Services — 0.7%
Telephone & Data Systems, Inc.	23,231	899,969
TOTAL COMMON STOCKS (Cost $120,337,693)		136,155,658
RIGHTS — 0.0%
Biotechnology — 0.0%
Poseida Therapeutics, Inc.(1)(2) (Cost $15,546)	31,092	15,546

SHORT-TERM INVESTMENTS — 0.6%
Money Market Funds — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,642	1,642
State Street Navigator Securities Lending Government Money Market Portfolio(3)	403,846	403,846
		405,488
Repurchase Agreements — 0.3%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.25%, 12/31/26, valued at $52,346), in a joint trading account at 4.32%, dated 3/31/25, due 4/1/25 (Delivery value $51,340)		51,334
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.50%, 11/15/54, valued at $458,107), at 4.37%, dated 3/31/25, due 4/1/25 (Delivery value $449,055)		449,000
		500,334
TOTAL SHORT-TERM INVESTMENTS (Cost $905,822)		905,822
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $121,259,061)		137,077,026
OTHER ASSETS AND LIABILITIES — (0.1)%		(190,995)
TOTAL NET ASSETS — 100.0%		$136,886,031

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $429,811. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $740,061, which includes securities collateral of $336,215.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$136,155,658	—	—
Rights	15,546	—	—
Short-Term Investments	405,488	$500,334	—
	$136,576,692	$500,334	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.